PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
PROPERTY AND EQUIPMENT
Depreciation expense	$ 2,624	$ 2,455